TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Beginning balance	$ 154	$ 127
Additions for current year's tax position		27
Ending balance	$ 154	$ 154